INCOME TAXES (Israel and International Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ 12,297	$ 7,238	$ 4,482
Foreign (mainly US)	3,855	1,351	(167)
Income tax expenses (tax benefits)	16,152	8,589	4,315
Current and deferred:
Current	19,311	9,620	3,340
Deferred	(3,159)	(1,031)	975
Income tax expenses (tax benefits)	$ 16,152	$ 8,589	$ 4,315